BALANCE SHEET (Parenthetical) - Mar. 31, 2015 - $ / shares	Total
Statement of Financial Position [Abstract]
Preferred Stock par value	$ 0.0001
Preferred Stock authorized	5,300
Preferred Stock issued	5,300
Preferred Stock outstanding	5,300
Common stock par value	$ 0.0001
Common stock authorized	15,300
Common stock issued	9,725
Common stock outstanding	9,725